SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (120,557)	$ (21,057)	$ (19,576)	$ (2,370)
Cash (used in) provided by operating activities:
Change in fair value of derivative warrant liabilities	(6,793)	0	0	0
Net cash (used in) provided by operating activities	(74,977)	(10,037)	3,529	(7,431)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	44,883	0	0	0
Net cash (used in) provided by investing activities	(544,367)	(909)	(3,787)	(1,707)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash (used in) provided by financing activities	629,465	3,883	5,162	14,319
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,121	(7,063)	4,904	5,181
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	6,477	13,444	8,572	3,391
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	10,163	6,477	$ 13,444	$ 8,572
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(95,567)
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	102,379
Change in fair value of derivative warrant liabilities	(6,793)
Net cash (used in) provided by operating activities	19
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	6,400
Net cash (used in) provided by investing activities	6,400
CASH FLOWS FROM FINANCING ACTIVITIES:
Transfers from subsidiaries	6,000
Transfers to subsidiaries	(300)
Expenses paid on behalf of subsidiaries	(8,982)
Net cash (used in) provided by financing activities	(3,282)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,137
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	78
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	$ 3,215	$ 78